Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value
Schedule of fair value assets and liabilities on recurring basis
Level 2	2020	2019
Assets: (market approach)
U.S. GSE debt securities	$8,169,831	$18,061,620
Agency MBS	41,378,349	16,205,375
ABS and OAS	2,669,996	2,852,909
Other investments	8,487,002	8,846,846
Total	$60,705,178	$45,966,750

Schedule of fair value assets and liabilities non-recurring basis
Level 2	2020	2019
Assets: (market approach)
Impaired loans, net of related allowance	$323,645	$0
Loans held-for-sale	130,400	0
MSRs (1)	922,146	939,577
OREO	0	966,738

Schedule of estimated fair values of financial instruments
December 31, 2020		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$115,050	$115,050	$0	$0	$115,050
Debt securities AFS	60,705	0	60,705	0	60,705
Restricted equity securities	1,447	0	1,447	0	1,447
Loans and loans held-for-sale, net of ALL
Commercial & industrial	158,601	0	0	160,371	160,371
Commercial real estate	276,476	0	208	279,281	279,489
Municipal	54,694	0	0	55,601	55,601
Residential real estate - 1st lien	169,201	0	116	170,385	170,501
Residential real estate - Jr lien	37,892	0	0	37,991	37,991
Consumer	4,218	0	0	4,238	4,238
MSRs (1)	922	0	922	0	922
Accrued interest receivable	2,988	0	2,988	0	2,988

Financial liabilities:
Deposits
Other deposits	778,085	0	779,824	0	779,824
Brokered deposits	4,206	0	4,208	0	4,208
Long-term borrowings	2,800	0	2,724	0	2,724
Repurchase agreements	38,727	0	38,727	0	38,727
Operating lease obligations	1,060	0	1,060	0	1,060
Finance lease obligations	38	0	38	0	38
Subordinated debentures	12,887	0	12,876	0	12,876
Accrued interest payable	86	0	86	0	86
December 31, 2019		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$48,562	$48,562	$0	$0	$48,562
Debt securities AFS	45,967	0	45,967	0	45,967
Restricted equity securities	1,432	0	1,432	0	1,432
Loans and loans held-for-sale, net of ALL
Commercial & industrial	98,062	0	0	97,356	97,356
Commercial real estate	243,022	0	0	242,735	242,735
Municipal	55,817	0	0	55,867	55,867
Residential real estate - 1st lien	156,897	0	0	156,520	156,520
Residential real estate - Jr lien	42,927	0	0	42,950	42,950
Consumer	4,337	0	0	4,306	4,306
MSRs (1)	940	0	1,250	0	1,250
Accrued interest receivable	2,337	0	2,337	0	2,337

Financial liabilities:
Deposits
Other deposits	603,872	0	604,267	0	604,267
Brokered deposits	11,149	0	11,153	0	11,153
Long-term borrowings	2,650	0	2,427	0	2,427
Repurchase agreements	33,190	0	33,190	0	33,190
Operating lease obligations	1,263	0	1,263	0	1,263
Finance lease obligations	100	0	100	0	100
Subordinated debentures	12,887	0	12,831	0	12,831
Accrued interest payable	139	0	139	0	139